Revenue (Tables)	3 Months Ended
Mar. 31, 2021
Revenue From Contract With Customer [Abstract]
Summary of Disaggregated Revenue by Geographic Region

Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by primary geographical market:
North America	$201	65%	$135	26%
Europe	15	5%	392	74%
Asia	92	30%	—	—

Total	$308	100%	$527	100%

Revenue by timing of recognition:
Recognized at a point in time	$293	95%	$135	26%
Recognized over time	15	5%	392	74%

Total	$308	100%	$527	100%